UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/29/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 29, 2016* Unaudited

	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—9.4%
Auto Components—1.3%
Johnson Controls, Inc.	676,760	$24,275,381

Automobiles—0.5%
Ford Motor Co.	826,640	9,870,082

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	638,190	30,716,085

Household Durables—1.2%
Lennar Corp., Cl. A	331,920	13,990,428
Whirlpool Corp.	65,640	8,821,360

		22,811,788

Media—3.2%
CBS Corp., Cl. B	388,430	18,450,425
Cinemark Holdings, Inc.	410,930	12,118,326
DISH Network Corp., Cl. A1	343,790	16,594,743
Walt Disney Co. (The)	140,672	13,479,191

		60,642,685

Multiline Retail—0.8%
Kohl’s Corp.	113,560	5,649,610
Macy’s, Inc.	119,380	4,824,146
Nordstrom, Inc.	96,370	4,731,767

		15,205,523

Specialty Retail—0.7%
Bed Bath & Beyond, Inc. [1]	95,490	4,122,303
Signet Jewelers Ltd.	41,290	4,789,640
Williams-Sonoma, Inc.	84,920	4,386,967

		13,298,910

Consumer Staples—8.7%
Beverages—2.7%
Coca-Cola Co. (The)	598,890	25,704,359
PepsiCo, Inc.	257,217	25,541,648

		51,246,007

Food & Staples Retailing—2.8%
Costco Wholesale Corp.	106,277	16,060,580
Walgreens Boots Alliance, Inc.	337,878	26,935,634

	Shares	Value
Food & Staples Retailing (Continued)
Wal-Mart Stores, Inc.	159,350	$10,574,466

		53,570,680

Household Products—1.7%
Procter & Gamble Co. (The)	386,640	31,584,622

Tobacco—1.5%
Philip Morris International, Inc.	134,890	12,141,449
Reynolds American, Inc.	306,188	15,294,090

		27,435,539

Energy—11.8%
Energy Equipment & Services—1.2%
Schlumberger Ltd.	302,624	21,870,636

Oil, Gas & Consumable Fuels—10.6%
Anadarko Petroleum Corp.	665,750	26,024,168
Apache Corp.	668,464	28,436,459
BP plc, Sponsored ADR	776,899	25,148,221
Chesapeake Energy Corp.	1,726,683	5,853,455
ConocoPhillips	600,115	23,452,494
Continental Resources, Inc. [1]	141,366	2,984,236
Enbridge, Inc.	594,749	20,578,315
Newfield Exploration Co. [1]	99,181	2,883,192
Phillips 66	213,967	17,149,455
Suncor Energy, Inc.	1,944,580	45,794,859

		198,304,854

Financials—22.8%
Capital Markets—3.1%
Goldman Sachs Group, Inc. (The)	138,888	22,438,745
Morgan Stanley	962,538	24,910,483
T. Rowe Price Group, Inc.	150,490	10,677,266

		58,026,494

Commercial Banks—8.6%
Bank of America Corp.	1,952,130	27,603,118
Citigroup, Inc.	1,467,442	62,483,681
Intesa Sanpaolo SpA, Sponsored ADR	680,870	11,595,216

1  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
JPMorgan Chase & Co.	993,840	$59,133,480

		160,815,495

Consumer Finance—4.3%
Ally Financial, Inc. [1]	2,984,400	47,302,740
Synchrony Financial[1]	1,141,590	32,443,988

		79,746,728

Insurance—4.3%
American International Group, Inc.	940,344	53,110,629
Aon plc	248,760	21,848,591
Genworth Financial, Inc., Cl. A1	2,079,670	5,781,482

		80,740,702

Real Estate Investment Trusts (REITs)—2.5%
Crown Castle International Corp.	44,560	3,841,072
Digital Realty Trust, Inc.	47,510	3,804,601
Equity Residential	228,260	17,596,563
Public Storage	84,600	21,451,176

		46,693,412

Health Care—13.7%
Biotechnology—1.2%
Amgen, Inc.	87,210	13,319,583
Gilead Sciences, Inc.	108,560	9,010,480

		22,330,063

Health Care Providers & Services—4.5%
Cardinal Health, Inc.	404,661	32,927,266
HCA Holdings, Inc. [1]	88,750	6,175,225
UnitedHealth Group, Inc.	383,161	44,124,821

		83,227,312

Life Sciences Tools & Services—1.1%
Quintiles Transnational Holdings, Inc. [1]	120,930	7,356,172
Thermo Fisher Scientific, Inc.	99,770	13,175,626

		20,531,798

	Shares	Value
Pharmaceuticals—6.9%
Allergan plc[1]	16,230	$4,616,299
Eli Lilly & Co.	332,950	26,336,345
Pfizer, Inc.	1,631,070	49,731,324
Teva Pharmaceutical Industries Ltd., Sponsored ADR	800,920	49,240,562

		129,924,530

Industrials—9.3%
Aerospace & Defense—1.2%
Lockheed Martin Corp.	111,220	23,467,420

Air Freight & Couriers—1.0%
FedEx Corp.	135,740	18,037,131

Airlines—0.6%
Delta Air Lines, Inc.	249,760	11,061,871

Commercial Services & Supplies—1.0%
Waste Management, Inc.	369,520	19,566,084

Electrical Equipment—1.3%
Eaton Corp. plc	492,018	24,851,829

Industrial Conglomerates—1.8%
Danaher Corp.	388,654	33,676,869

Machinery—0.8%
Caterpillar, Inc.	74,780	4,654,307
Parker-Hannifin Corp.	102,313	9,940,731

		14,595,038

Professional Services—0.7%
Nielsen Holdings plc	268,000	12,906,880

Road & Rail—0.9%
CSX Corp.	726,987	16,735,241

Information Technology—14.3%
Electronic Equipment, Instruments, & Components—1.5%
TE Connectivity Ltd.	498,867	28,515,238

Internet Software & Services—1.1%
Alphabet, Inc., Cl. A1	26,240	19,977,824

2  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services—0.8%
First Data Corp., Cl. A1	1,123,890	$15,026,409

Semiconductors & Semiconductor Equipment—4.5%
Broadcom Corp., Cl. A	717,370	39,218,618
Intel Corp.	578,790	17,954,065
Micron Technology, Inc. [1]	1,032,527	11,388,773
Texas Instruments, Inc.	306,400	16,217,752

		84,779,208

Software—4.4%
Check Point Software Technologies Ltd. [1]	181,830	14,330,022
Microsoft Corp.	795,660	43,832,910
Oracle Corp.	77,610	2,818,019
Synopsys, Inc. [1]	488,920	20,974,668

		81,955,619

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	97,595	9,499,897
SanDisk Corp.	258,118	18,248,943
Western Digital Corp.	212,250	10,183,755

		37,932,595

Materials—1.8%
Chemicals—0.8%
Eastman Chemical Co.	233,050	14,264,991

Paper & Forest Products—1.0%
Louisiana-Pacific Corp. [1]	1,255,800	19,741,176

Telecommunication Services—1.9%
Diversified Telecommunication Services—1.2%
Verizon Communications, Inc.	444,074	22,190,378

Wireless Telecommunication Services—0.7%
T-Mobile US, Inc. [1]	315,100	12,651,265

Utilities—4.2%
Electric Utilities—3.2%
Edison International	817,120	50,498,016

	Shares	Value
Electric Utilities (Continued)
NextEra Energy, Inc.	84,294	$9,416,483

		59,914,499
Multi-Utilities—1.0%
PG&E Corp.	169,810	9,324,267
WEC Energy Group, Inc.	166,880	9,216,782

		18,541,049

Total Common Stocks (Cost $1,747,325,164)		1,833,257,940

Investment Company—0.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.38%[2,3] (Cost $11,438,958)	11,438,958	11,438,958
Total Investments, at Value (Cost $1,758,764,122)	98.5%	1,844,696,898
Net Other Assets (Liabilities)	1.5	27,204,088

Net Assets	100.0%	$1,871,900,986

3  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

*January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	October 30,	Gross	Gross	January 29,
	2015[a]	Additions	Reductions	2016[a]
Oppenheimer Institutional Money Market Fund, Cl. E	17,884,296	71,484,575	77,929,913	11,438,958

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$ 11,438,958	$ 8,775

a. Represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

4  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS January 29, 2016 Unaudited

1. Organization

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

5  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

6  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$176,820,454	$—	$—	$176,820,454
Consumer Staples	163,836,848	—	—	163,836,848
Energy	220,175,490	—	—	220,175,490
Financials	426,022,831	—	—	426,022,831
Health Care	256,013,703	—	—	256,013,703
Industrials	174,898,363	—	—	174,898,363
Information Technology	268,186,893	—	—	268,186,893
Materials	34,006,167	—	—	34,006,167
Telecommunication Services	34,841,643	—	—	34,841,643
Utilities	78,455,548	—	—	78,455,548
Investment Company	11,438,958	—	—	11,438,958

Total Assets	$1,844,696,898	$—	$—	$1,844,696,898

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund

8  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

(“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

9  OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,770,400,200

Gross unrealized appreciation	$224,111,239
Gross unrealized depreciation	(149,814,541)

Net unrealized appreciation	$74,296,698

10  OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2016